Discontinued Operations - Sale of Infusionz to Bloomios (Details 3) - Investments - Bloomios [Member]	12 Months Ended
Jun. 30, 2024 USD ($)
Senior secured convertible debenture, net of unamortized original issue discount	$ 5,218,209
Series D convertible preferred stock	8,500,000
Convertible Secured Subordinate Promissory Note	5,000,000
Reserve on Investments - Bloomios	(18,718,209)
Total Investments - Bloomios	$ 0